Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Operating expenses:
Professional fees	$ 341,146	$ 307,154	$ 761,279	$ 1,401,354	$ 686,358	$ 2,407,874
Selling, general and administrative	186,903	197,451	344,626	498,960	448,445	960,904
Total operating expenses	528,049	504,605	1,105,905	1,900,314	1,134,803	3,368,778
Loss from operations	(528,049)	(504,605)	(1,105,905)	(1,900,314)	(1,134,803)	(3,368,778)
Other income:
Interest income	160,991	76,629	303,001	81,973	1,299	834,403
Change in fair value of warrant liabilities	16,203	41,244	7,365	109,002	5,892	153,191
Total operating income (loss)	177,194	117,873	310,366	190,975	7,191	987,594
Loss before income taxes	(350,855)	(386,732)	(795,539)	(1,709,339)	(1,127,612)	(2,381,184)
Provision for income taxes	(24,000)		(48,000)			(119,000)
Net loss	$ (374,855)	$ (386,732)	$ (843,539)	$ (1,709,339)	$ (1,127,612)	$ (2,500,184)
Redeemable Shares
Other income:
Weighted-average common shares outstanding, basic (in Shares)	1,252,372	5,733,920	1,252,372	5,733,920	2,789,393	5,463,799
Basic net income (loss) per share (in Dollars per share)	$ 0.01		$ 0	$ (0.14)	$ (0.15)	$ (0.06)
Non-Redeemable Shares
Other income:
Weighted-average common shares outstanding, basic (in Shares)	1,728,078	1,728,078	1,728,078	1,728,078	1,447,964	1,728,078
Basic net income (loss) per share (in Dollars per share)	$ (0.23)	$ (0.21)	$ (0.49)	$ (0.54)	$ (0.49)	$ (1.25)